Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Pension Plans Defined Benefit
Defined Benefit Plan Disclosure
Schedule of Net Benefit Costs	Components of net periodic benefit cost consist of:

	U.S.			Foreign
	Years ended December 31,			Years ended December 31,
	2020	2019	2018	2020	2019	2018
Service cost	$769	$978	$1,019	$1,080	$977	$712
Interest cost	2,665	3,099	2,943	299	355	365
Expected return on plan assets	(3,898)	(3,444)	(3,546)	(287)	(275)	(254)
Amortization of net (gain) loss	—	—	—	95	—	49
Curtailment gain recognized	—	—	(576)	—	—	—
Settlement (gain) loss recognized	78	49	—	—	—	—

Net periodic expense (benefit)	$(386)	$682	$(160)	$1,187	$1,057	$872

Schedule of Assumptions Used
Significant weighted average assumptions used in determining the pension obligations include the following:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Discount rate	2.50%	3.37%	1.20%	1.50%
Rate of compensation increase (1)	N/A	3.00%	1.75%	1.75%
Significant weighted average assumptions used in determining net periodic benefit cost include the following:

	U.S.			Foreign
	Years ended December 31,			Years ended December 31,
	2020	2019	2018	2020	2019	2018
Discount rate	3.40%	4.37%	3.83%	1.50%	2.30%	2.20%
Rate of compensation increase (1)	3.00%	3.00%	3.00%	1.75%	1.75%	1.75%
Expected return on assets	5.70%	6.00%	6.00%	1.50%	1.60%	1.50%

(1)	Includes only plans not frozen to benefit accruals for the respective periods.

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year	U.S.	Foreign
2021	$5,440	$272
2022	4,437	287
2023	4,374	322
2024	4,293	351
2025	4,197	393
Years 2026-2030	22,407	2,369

Schedule of Benefit Plans Disclosures
The following tables summarize changes in the benefit obligation, plan assets and funded status of the Company’s defined benefit pension plans as well as the components of net periodic benefit cost, including key assumptions:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of period	$82,726	$74,445	$19,673	$15,877
Service cost	769	978	1,080	977
Interest cost	2,665	3,099	299	355
Participant contributions	—	—	112	110
Plan curtailments	—	(2,795)	(1,603)	—
Plan settlements	(1,455)	(1,669)	—	—
Benefits paid	(1,511)	(1,350)	(213)	(198)
Expenses paid	—	—	(60)	(67)
Actuarial (gains) losses	8,743	10,018	949	2,951
Translation adjustment	—	—	1,973	(332)

Benefit obligation at end of the period	$91,937	$82,726	$22,210	$19,673

Change in plan assets:
Fair value of plan assets at beginning of period	$69,450	$55,905	$18,365	$17,079
Actual return on plan assets	11,539	12,464	1,238	874
Employer contributions	2,372	4,100	820	926
Employee contributions	—	—	112	110
Plan settlements	(1,455)	(1,669)	—	—
Benefits paid	(1,511)	(1,350)	(213)	(198)
Expenses paid	—	—	(60)	(67)
Translation adjustment	—	—	1,948	(359)

Fair value of plan assets at end of the period	$80,395	$69,450	$22,210	$18,365

Funded status of the plans (underfunded)	$(11,542)	$(13,276)	$—	$(1,308)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the consolidated balance sheets consist of:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Noncurrent liability	(11,542)	(13,276)	—	(1,308)
Accumulated other comprehensive income (loss)	371	(3,145)	(1,198)	(610)

Net amount recognized	$(11,171)	$(16,421)	$(1,198)	$(1,918)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive income (loss) consist of:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Net gain (loss)	(3,328)	(2,305)	(2,166)	(3,641)

Gross amount recognized	(3,328)	(2,305)	(2,166)	(3,641)
Deferred income taxes	3,699	(840)	968	3,031

Net amount recognized	$371	$(3,145)	$(1,198)	$(610)

Schedule of Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets
The following table presents selected information about the Company’s pension plans with accumulated benefit obligations in excess of plan assets:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Projected benefit obligation	$91,937	$82,726	$—	19,673
Accumulated benefit obligation	91,937	82,326	—	19,335
Fair value of plan assets	80,395	69,450	—	18,365

Schedule of Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets
The following table presents selected information about the Company’s pension plans with projected benefit obligations in excess of plan assets:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Projected benefit obligation	$91,937	$82,726	$—	19,673
Fair value of plan assets	80,395	69,450	—	18,365

Defined Benefit Plan, Assumptions
Significant weighted average assumptions used in determining the pension obligations include the following:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Discount rate	2.50%	3.37%	1.20%	1.50%
Rate of compensation increase (1)	N/A	3.00%	1.75%	1.75%
Significant weighted average assumptions used in determining net periodic benefit cost include the following:

	U.S.			Foreign
	Years ended December 31,			Years ended December 31,
	2020	2019	2018	2020	2019	2018
Discount rate	3.40%	4.37%	3.83%	1.50%	2.30%	2.20%
Rate of compensation increase (1)	3.00%	3.00%	3.00%	1.75%	1.75%	1.75%
Expected return on assets	5.70%	6.00%	6.00%	1.50%	1.60%	1.50%

(1)	Includes only plans not frozen to benefit accruals for the respective periods.

Schedule of Allocation of Plan Assets
The following tables set forth by level, within the fair value hierarchy, plan assets at fair value:

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$151	$151	$—	$—
Equity securities:
U.S. investment funds	28,040	28,040	—	—
International investment funds	18,770	18,770	—	—
Fixed income securities:
Government securities	16,766	16,766	—	—
Corporate bonds	16,668	16,668	—	—
Other:
Insurance contracts	22,210	—	22,210	—

Total	$102,605	$80,395	$22,210	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$289	$289	$—	$—
Equity securities:
U.S. investment funds	23,344	23,344	—	—
International investment funds	15,485	15,485	—	—
Fixed income securities:
Government securities	14,379	14,379	—	—
Corporate bonds	14,782	14,782	—	—
Investment fund bonds	1,171	1,171	—	—
Other:
Insurance contracts	18,365	—	18,365	—

Total	$87,815	$69,450	$18,365	$—

Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure
Schedule of Net Benefit Costs
Components of net periodic benefit cost consist of:

	Years ended December 31,
	2020	2019	2018
Service cost	$—	$10	$16
Interest cost	19	29	37
Amortization of prior service credit	(232)	(157)	(112)
Amortization of net loss (gain)	1	(11)	(3)

Net periodic benefit	$(212)	$(129)	$(62)

Schedule of Assumptions Used	Assumed health care cost trend rates were as follows:

December 31,
	2020	2019
Immediate trend rate	NA	NA
Ultimate trend rate	NA	NA
Year that the rate reaches ultimate trend rate	NA	NA

Schedule of Expected Benefit Payments	The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year	Amount
2021	$16
2022	17
2023	18
2024	19
2025	20
Years 2025-2029	122

Schedule of Benefit Plans Disclosures
The following tables summarize changes in the benefit obligation, plan assets and funded status of the Company’s other postretirement benefit plan as well as the components of net periodic benefit cost, including key assumptions:

	December 31,
	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of period	$554	$780
Service cost	—	10
Interest cost	19	29
Plan amendments	—	(460)
Benefits paid	(2)	(3)
Premiums paid	(3)	(3)
Actuarial (gains) losses	82	201

Benefit obligation at end of period	$650	$554

Change in plan assets:
Employer contributions	5	6
Benefits paid	(2)	(3)
Premiums paid	(3)	(3)

Fair value of plan assets at end of period	$—	$—

Funded status of the plan (underfunded)	$(650)	$(554)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the consolidated balance sheets consist of:

	December 31,
	2020	2019
Current liability	$(16)	$(15)
Noncurrent liability	(634)	(539)
Accumulated other comprehensive income	238	109

Net amount recognized	$(412)	$(445)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)	Amounts recognized in accumulated other comprehensive income consist of:

	December 31,
	2020	2019
Prior service credit	$596	$828
Net gain	(159)	(78)

Gross amount recognized	437	750
Deferred income taxes	(199)	(641)

Net amount recognized	$238	$109

Defined Benefit Plan, Assumptions	Assumed health care cost trend rates were as follows:

December 31,
	2020	2019
Immediate trend rate	NA	NA
Ultimate trend rate	NA	NA
Year that the rate reaches ultimate trend rate	NA	NA